Financial Risk Management - Summary of Company's Contractual Maturities for its Financial Liabilities, Including the Interest to be Paid (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	$ 2,354,495	$ (367,912)	$ 1,808,751	$ 1,894,474
Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	60,939,810
Contractual maturities [Member] | AMP [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	704,612
Contractual maturities [Member] | Trade accounts payable and other payables [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	2,354,495
Contractual maturities [Member] | Liabilities for Assets in Lease [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	40,041
1 to 30 Days Past Due [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	810,185
1 to 30 Days Past Due [Member] | Contractual maturities [Member] | Trade accounts payable and other payables [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	612,169
1 to 30 Days Past Due [Member] | Contractual maturities [Member] | Liabilities for Assets in Lease [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	1,383
Less than 1 month [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	7,262,817
Less than 1 month [Member] | Contractual maturities [Member] | Trade accounts payable and other payables [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	1,742,326
Less than 1 month [Member] | Contractual maturities [Member] | Liabilities for Assets in Lease [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	2,898
Between 3 months and 1 year [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	12,054,627
Between 3 months and 1 year [Member] | Contractual maturities [Member] | AMP [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	704,612
Between 3 months and 1 year [Member] | Contractual maturities [Member] | Liabilities for Assets in Lease [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	12,104
Between 1 and 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	30,400,278
Between 1 and 5 years [Member] | Contractual maturities [Member] | Liabilities for Assets in Lease [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	23,656
More than 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	$ 10,411,903
Fixed Rate Interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted average of effective interest rate	8.50%
Fixed Rate Interest [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	$ 7,517,502
Fixed Rate Interest [Member] | 1 to 30 Days Past Due [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	11,369
Fixed Rate Interest [Member] | Less than 1 month [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	521,884
Fixed Rate Interest [Member] | Between 3 months and 1 year [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	1,028,697
Fixed Rate Interest [Member] | Between 1 and 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	4,670,789
Fixed Rate Interest [Member] | More than 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	$ 1,284,763
Variable rate interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted average of effective interest rate	8.94%
Variable rate interest [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	$ 2,324,350
Variable rate interest [Member] | 1 to 30 Days Past Due [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	175,741
Variable rate interest [Member] | Less than 1 month [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	435,273
Variable rate interest [Member] | Between 3 months and 1 year [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	887,339
Variable rate interest [Member] | Between 1 and 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	825,997
Long-term debt securities (fixed rate) [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	16,993,132
Long-term debt securities (fixed rate) [Member] | Between 3 months and 1 year [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	1,500,000
Long-term debt securities (fixed rate) [Member] | Between 1 and 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	6,598,000
Long-term debt securities (fixed rate) [Member] | More than 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	8,895,132
Long-term debt securities (variable rate) [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	19,910,590
Long-term debt securities (variable rate) [Member] | Less than 1 month [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	3,000,000
Long-term debt securities (variable rate) [Member] | Between 3 months and 1 year [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	2,500,000
Long-term debt securities (variable rate) [Member] | Between 1 and 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	14,410,590
Variable rate bank loans [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	6,982,903
Variable rate bank loans [Member] | Less than 1 month [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	1,560,659
Variable rate bank loans [Member] | Between 3 months and 1 year [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	5,422,244
Variable rate bank loans [Member] | Between 1 and 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	0
Fixed rate bank loans [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	4,103,254
Fixed rate bank loans [Member] | Between 1 and 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	3,871,246
Fixed rate bank loans [Member] | More than 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	$ 232,008
Cash flow hedges [member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted average of effective interest rate	6.04%
Cash flow hedges [member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	$ 8,931
Cash flow hedges [member] | 1 to 30 Days Past Due [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	9,523
Cash flow hedges [member] | Less than 1 month [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	(223)
Cash flow hedges [member] | Between 3 months and 1 year [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	(369)
Cash flow hedges [member] | Between 1 and 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	$ 0